Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued expenses [Abstract]
Accounts payable	$ 8,883	$ 3,565
Accrued interest	3,026	2,942
Accrued voyage expenses	2,274	224
Accrued employee compensation	2,566	4,812
Other	679	835
Total accounts payable and accrued expenses	$ 17,427	$ 12,378